Supplementary Statement of Operations Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of Revenues:
Materials and production expenses			$ 187
Other manufacturing costs			15
Costs and expenses			202
Royalties to the Government of Israel			15
Cost of Revenues			$ 217